FINANCE EXPENSE	12 Months Ended
Jun. 30, 2021
Finance expense [abstract]
FINANCE EXPENSE
7

FINANCE EXPENSE
ACCOUNTING POLICY
Finance expenses

comprise interest

payable on

financial instruments

measured at

amortised cost

calculated using

the effective
interest method, unwinding of the provision for environmental rehabilitation, interest on lease liabilities, the discount recognised on
Payments made under protest and foreign exchange losses.
Amounts in R million Note 2021 2020 2019
Interest on financial liabilities measured at amortised cost (2.3) (2.0) (10.2)
Interest on financial liabilities measured at amortised cost capitalised - - 9.4
Unwinding of provision for environmental rehabilitation 11 (44.7) (52.0) (66.3)
Discount recognised on Payments made under protest 24 (7.4) (7.1) (6.5)
Interest on lease liabilities 10.2 (4.5) (5.1) (2.0)
Unrealised foreign exchange loss (8.4) - -
Other finance expenses (2.2) (2.6) (2.8)
(69.5) (68.8) (78.4)